Amundi Climate Transition Core Bond Fund
Schedule of Investments  |  October 31, 2023

A: CTBAX	C: ACTCX	K: ACTKX	Y: CTCYX

Schedule of Investments  |  10/31/23
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 98.0%
	Asset Backed Securities — 5.0% of Net Assets
100,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class C, 6.36%, 12/20/29 (144A)	$ 98,036
100,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class C, 7.299% (1 Month Term SOFR + 196 bps), 8/15/34 (144A)	94,825
100,000(b)	B2R Mortgage Trust, Series 2015-2, Class E, 5.813%, 11/15/48 (144A)	96,466
86,808	BOF VII AL Funding Trust I, Series 2023-CAR3, Class A2, 6.291%, 7/26/32 (144A)	86,174
99,817	Progress Residential Trust, Series 2021-SFR7, Class A, 1.692%, 8/17/40 (144A)	80,734
95,943(a)	ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 8.57% (PRIME + 7 bps), 4/25/48 (144A)	95,806
159,191(a)	STAR Trust, Series 2021-SFR1, Class A, 6.049% (1 Month Term SOFR + 71 bps), 4/17/38 (144A)	155,269
233,602	Tesla Auto Lease Trust, Series 2021-A, Class B, 1.02%, 3/20/25 (144A)	232,918
	Total Asset Backed Securities (Cost $938,293)	$940,228

	Collateralized Mortgage Obligations—1.9% of Net Assets
37,759(a)	Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M1, 6.171% (SOFR30A + 85 bps), 12/25/41 (144A)	$ 37,531
100,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA7, Class M2, 7.121% (SOFR30A + 180 bps), 11/25/41 (144A)	98,221
71,758(b)	Seasoned Credit Risk Transfer Trust, Series 2016-1, Class M2, 3.75%, 9/25/55 (144A)	61,965
100,000(b)	Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.75%, 10/25/58	88,300
90,205(b)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	73,187
	Total Collateralized Mortgage Obligations (Cost $360,501)	$359,204

	Commercial Mortgage-Backed Securities—5.4% of Net Assets
100,000	BX Trust, Series 2019-OC11, Class A, 3.202%, 12/9/41 (144A)	$ 82,518
476,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series KG04, Class A2, 1.487%, 11/25/30	363,985
1Amundi Climate Transition Core Bond Fund |  | 10/31/23

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
500,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series KG06, Class A2, 1.777%, 10/25/31	$ 379,884
250,000	SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41 (144A)	189,628
	Total Commercial Mortgage-Backed Securities (Cost $1,132,247)	$1,016,015

	Corporate Bonds — 38.3% of Net Assets
	Aerospace & Defense — 0.5%
100,000	Boeing Co., 5.805%, 5/1/50	$ 86,090
	Total Aerospace & Defense	$86,090

	Auto Manufacturers — 3.6%
150,000	Daimler Truck Finance North America LLC, 5.125%, 1/19/28 (144A)	$ 145,088
105,000	Ford Motor Co., 6.10%, 8/19/32	97,120
105,000	General Motors Co., 5.60%, 10/15/32	95,879
40,000	Hyundai Capital America, 5.80%, 6/26/25 (144A)	39,762
120,000	Hyundai Capital America, 6.375%, 4/8/30 (144A)	118,128
200,000	Volkswagen Group of America Finance LLC, 5.90%, 9/12/33 (144A)	186,756
	Total Auto Manufacturers	$682,733

	Banks — 16.5%
300,000(b)	Bank of America Corp., 1.658% (SOFR + 91 bps), 3/11/27	$ 268,420
120,000(b)	Bank of America Corp., 2.687% (SOFR + 132 bps), 4/22/32	92,010
300,000(b)	Bank of New York Mellon Corp., 4.543% (SOFR + 117 bps), 2/1/29	281,475
150,000	Bank of Nova Scotia, 4.75%, 2/2/26	146,176
200,000(b)	Barclays Plc, 6.224% (SOFR + 298 bps), 5/9/34	183,331
200,000(b)	BNP Paribas S.A., 5.125% (1 Year CMT Index + 145 bps), 1/13/29 (144A)	191,225
100,000	Citigroup, Inc., 4.45%, 9/29/27	92,374
100,000(b)	Goldman Sachs Group, Inc., 4.223% (3 Month Term SOFR + 156 bps), 5/1/29	91,279
100,000(b)	JPMorgan Chase & Co., 5.717% (SOFR + 258 bps), 9/14/33	93,645
250,000	KeyBank N.A., 5.00%, 1/26/33	201,275
130,000(b)	Morgan Stanley, 2.484% (SOFR + 136 bps), 9/16/36	91,964
30,000(b)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	27,203
200,000(b)	NatWest Group Plc, 5.847% (1 Year CMT Index + 135 bps), 3/2/27	196,652
Amundi Climate Transition Core Bond Fund |  | 10/31/232

Schedule of Investments  |  10/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
200,000(b)	Societe Generale S.A., 6.446% (1 Year CMT Index + 255 bps), 1/10/29 (144A)	$ 195,408
200,000(b)	Standard Chartered Plc, 6.17% (1 Year CMT Index + 205 bps), 1/9/27 (144A)	198,582
200,000	Sumitomo Mitsui Financial Group, Inc., 5.52%, 1/13/28	194,773
200,000(b)	UBS Group AG, 5.711% (1 Year CMT Index + 155 bps), 1/12/27 (144A)	196,744
300,000(b)	US Bancorp, 4.653% (SOFR + 123 bps), 2/1/29	276,921
100,000(b)	Wells Fargo & Co., 3.526% (SOFR + 151 bps), 3/24/28	91,177
	Total Banks	$3,110,634

	Beverages — 0.5%
100,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	$ 88,004
	Total Beverages	$88,004

	Biotechnology — 0.2%
35,000	Amgen, Inc., 5.25%, 3/2/33	$ 32,641
	Total Biotechnology	$32,641

	Building Materials — 0.6%
130,000	Trane Technologies Financing, Ltd., 5.25%, 3/3/33	$ 121,694
	Total Building Materials	$121,694

	Chemicals — 0.5%
100,000	Albemarle Corp., 5.05%, 6/1/32	$ 87,280
	Total Chemicals	$87,280

	Commercial Services — 0.7%
130,000	S&P Global, Inc., 5.25%, 9/15/33 (144A)	$ 122,655
	Total Commercial Services	$122,655

	Diversified Financial Services — 2.5%
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26	$ 133,429
100,000	Air Lease Corp., 5.30%, 2/1/28	95,649
50,000	Ameriprise Financial, Inc., 5.15%, 5/15/33	46,150
150,000(b)	Capital One Financial Corp., 5.468% (SOFR + 208 bps), 2/1/29	139,459
30,000(b)	Capital One Financial Corp., 5.817% (SOFR + 260 bps), 2/1/34	26,237
30,000(b)	Charles Schwab Corp., 5.853% (SOFR + 250 bps), 5/19/34	27,515
	Total Diversified Financial Services	$468,439

3Amundi Climate Transition Core Bond Fund |  | 10/31/23

Principal Amount USD ($)		Value
	Electric — 0.5%
100,000	Eversource Energy, 5.45%, 3/1/28	$ 97,622
	Total Electric	$97,622

	Hand & Machine Tools — 0.4%
85,000	Regal Rexnord Corp., 6.30%, 2/15/30 (144A)	$ 79,984
	Total Hand & Machine Tools	$79,984

	Healthcare-Products — 0.2%
45,000	Medtronic Global Holdings SCA, 4.50%, 3/30/33	$ 40,890
	Total Healthcare-Products	$40,890

	Insurance — 0.9%
80,000	New York Life Global Funding, 4.55%, 1/28/33 (144A)	$ 71,476
100,000	New York Life Global Funding, 4.85%, 1/9/28 (144A)	96,570
	Total Insurance	$168,046

	Machinery-Diversified — 0.4%
40,000	CNH Industrial Capital LLC, 4.55%, 4/10/28	$ 37,590
45,000	CNH Industrial Capital LLC, 5.50%, 1/12/29	43,618
	Total Machinery-Diversified	$81,208

	Oil & Gas — 0.9%
175,000	Aker BP ASA, 6.00%, 6/13/33 (144A)	$ 164,852
	Total Oil & Gas	$164,852

	Pharmaceuticals — 2.4%
130,000	AbbVie, Inc., 4.50%, 5/14/35	$ 113,568
300,000	Cigna Group, 4.375%, 10/15/28	280,391
5,000	CVS Health Corp., 5.25%, 1/30/31	4,706
55,000	CVS Health Corp., 5.25%, 2/21/33	50,724
	Total Pharmaceuticals	$449,389

	Pipelines — 0.5%
100,000	EnLink Midstream LLC, 6.50%, 9/1/30 (144A)	$ 95,987
	Total Pipelines	$95,987

	REITs — 1.4%
71,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	$ 43,044
100,000	Simon Property Group LP , 5.50%, 3/8/33	92,928
35,000	Sun Communities Operating LP , 5.70%, 1/15/33	31,937
100,000	Weyerhaeuser Co., 4.75%, 5/15/26	97,380
	Total REITs	$265,289

Amundi Climate Transition Core Bond Fund |  | 10/31/234

Schedule of Investments  |  10/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Retail — 3.3%
100,000	AutoZone, Inc., 4.50%, 2/1/28	$ 94,551
100,000	Lowe's Cos., Inc., 5.15%, 7/1/33	91,522
130,000	McDonald's Corp., 4.95%, 8/14/33	120,604
140,000	Starbucks Corp., 4.80%, 2/15/33	128,216
200,000	Target Corp., 4.40%, 1/15/33	180,348
15,000	Tractor Supply Co., 5.25%, 5/15/33	13,731
	Total Retail	$628,972

	Semiconductors — 0.5%
120,000	Broadcom, Inc., 3.469%, 4/15/34 (144A)	$ 91,433
	Total Semiconductors	$91,433

	Software — 0.7%
130,000	Intuit, Inc., 5.20%, 9/15/33	$ 123,665
	Total Software	$123,665

	Telecommunications — 0.6%
130,000	Verizon Communications, Inc., 5.05%, 5/9/33	$ 118,986
	Total Telecommunications	$118,986

	Total Corporate Bonds (Cost $7,617,240)	$7,206,493

	Insurance-Linked Securities — 7.9% of Net Assets#
	Event Linked Bonds — 7.9%
	Multiperil – U.S. — 1.3%
250,000(a)	Sanders Re III, 8.945%, (3 Month U.S. Treasury Bill + 350 bps), 4/7/26 (144A)	$ 237,275
	Pandemic – U.S — 1.3%
250,000(a)	Vitality Re XI, 7.245%, (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	$ 249,500
	Windstorm – Florida — 2.6%
250,000(a)	Everglades Re II, Ltd., 5.445%, (1 Month U.S. Treasury Bill + 0 bps), 1/16/24 (144A)	$ 242,500
250,000(a)	Everglades Re II, Ltd., 11.765%, (1 Month U.S. Treasury Bill + 632 bps), 5/14/24 (144A)	249,750
		$492,250

	Windstorm – North Carolina — 1.3%
250,000(a)	Cape Lookout Re, 9.145%, (1 Month U.S. Treasury Bill + 370 bps), 3/22/24 (144A)	$ 248,750
5Amundi Climate Transition Core Bond Fund |  | 10/31/23

Principal Amount USD ($)		Value
	Windstorm – U.S. Multistate — 1.4%
250,000(a)	Gateway Re, 15.447%, (1 Month U.S. Treasury Bill + 1,000 bps), 7/8/26 (144A)	$ 254,025
	Total Event Linked Bonds	$1,481,800

	Total Insurance-Linked Securities (Cost $1,481,381)	$1,481,800

	Foreign Government Bond — 4.2% of Net Assets
	Supranational — 4.2%
850,000	European Investment Bank, 2.125%, 4/13/26	$ 792,848
	Total Supranational	$792,848

	Total Foreign Government Bond (Cost $816,452)	$792,848

	U.S. Government and Agency Obligations — 35.3% of Net Assets
781,686	Federal Home Loan Mortgage Corp., 1.500%, 3/1/37	$ 643,841
246,736	Federal Home Loan Mortgage Corp., 2.500%, 8/1/51	189,932
811,381	Federal Home Loan Mortgage Corp., 2.500%, 3/1/52	623,244
779,184	Federal Home Loan Mortgage Corp., 3.000%, 4/1/42	640,050
763,080	Federal Home Loan Mortgage Corp., 3.500%, 6/1/52	636,187
715,030	Federal Home Loan Mortgage Corp., 5.000%, 2/1/53	659,669
715,422	Federal Home Loan Mortgage Corp., 5.500%, 2/1/53	679,215
870,144	Federal National Mortgage Association, 2.000%, 2/1/52	641,900
535,340	Federal National Mortgage Association, 2.500%, 7/1/37	466,607
800,843	Federal National Mortgage Association, 2.500%, 4/1/52	616,007
250,000	Federal National Mortgage Association, 3.010%, 8/1/34	195,848
500,000	Federal National Mortgage Association, 3.190%, 6/1/29	445,839
72,400	U.S. Treasury Bonds, 4.000%, 11/15/52	60,505
162,161	U.S. Treasury Inflation Indexed Bonds, 1.500%, 2/15/53	126,957
	Total U.S. Government and Agency Obligations (Cost $7,342,488)	$6,625,801

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 98.0% (Cost $19,688,602)	$18,422,389
	OTHER ASSETS AND LIABILITIES — 2.0%	$382,110
	net assets — 100.0%	$18,804,499

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
PRIME	U.S. Federal Funds Rate.
Amundi Climate Transition Core Bond Fund |  | 10/31/236

Schedule of Investments  |  10/31/23
(unaudited) (continued)
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At October 31, 2023, the value of these securities amounted to $4,959,728, or 26.4% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at October 31, 2023.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at October 31, 2023.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Cape Lookout Re	10/27/2023	$248,634	$248,750
Everglades Re II, Ltd.	10/24/2023	246,410	242,500
Everglades Re II, Ltd.	10/25/2023	250,250	249,750
Gateway Re	7/14/2023	250,000	254,025
Sanders Re III	10/2/2023	237,228	237,275
Vitality Re XI	9/21/2023	248,859	249,500
Total Restricted Securities			$1,481,800
% of Net assets			7.9%
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
6	U.S. 2 Year Note (CBT)	12/29/23	$1,220,695	$1,214,531	$(6,164)
33	U.S. 5 Year Note (CBT)	12/29/23	3,492,456	3,447,726	(44,730)
1	U.S. 10 Year Ultra Bond (CBT)	12/19/23	108,909	108,828	(81)
11	U.S. Ultra Bond (CBT)	12/19/23	1,307,342	1,238,188	(69,154)
			$6,129,402	$6,009,273	$(120,129)
TOTAL FUTURES CONTRACTS			$6,129,402	$6,009,273	$(120,129)
7Amundi Climate Transition Core Bond Fund |  | 10/31/23

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of October 31, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$940,228	$—	$940,228
Collateralized Mortgage Obligations	—	359,204	—	359,204
Commercial Mortgage-Backed Securities	—	1,016,015	—	1,016,015
Corporate Bonds	—	7,206,493	—	7,206,493
Insurance-Linked Securities
Event Linked Bonds	—	1,481,800	—	1,481,800
Foreign Government Bond	—	792,848	—	792,848
U.S. Government and Agency Obligations	—	6,625,801	—	6,625,801
Total Investments in Securities	$—	$18,422,389	$—	$18,422,389
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(120,129)	$—	$—	$(120,129)
Total Other Financial Instruments	$(120,129)	$—	$—	$(120,129)
During the period ended October 31, 2023, there were no transfers in or out of Level 3.
Amundi Climate Transition Core Bond Fund |  | 10/31/238